Note 12 - Fair Value Measurements	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Fair Value Disclosures [Text Block]

Note 12 - Fair Value Measurements

The Company determines the fair value of financial and non-financial assets using the fair value hierarchy, which establishes three levels of inputs that may be used to measure fair value as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets that are accessible to Aytu for identical assets or liabilities;

Level 2:	Inputs include quoted prices for similar assets and liabilities in active or inactive markets or that are observable for the asset or liability either directly or indirectly; and

Level 3:	Unobservable inputs that are supported by little or no market activity.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, derivative warrant liabilities, contingent consideration liabilities, fixed payment arrangements, and current and non-current debt. The carrying amounts of certain short-term financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to their short maturities. Current and non-current debt are reported at their amortized costs on the Company’s consolidated balance sheets. The remaining financial instruments are reported on the Company’s consolidated balance sheets at amounts that approximate current fair values. The Company’s policy is to recognize transfers in and/or out of fair value hierarchy as of the date in which the event or change in circumstances caused the transfer. There were no transfers between Level 1, Level 2 and Level 3 in the periods presented.

Recurring Fair Value Measurement

The following table presents the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2024, and 2023, by level within the fair value hierarchy:

	Fair Value at	Fair Value Measurements at June 30, 2024
	June 30, 2024	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Liabilities:
Derivative warrant liabilities	$12,745	$—	$—	$12,745
Total	$12,745	$—	$—	$12,745

	Fair Value at	Fair Value Measurements at June 30, 2023
	June 30, 2023	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Liabilities:
Derivative warrant liabilities	$6,403	$—	$—	$6,403
Total	$6,403	$—	$—	$6,403

Cash and cash equivalents in the consolidated balance sheets include bank deposits and money market funds and reflect their fair value at Level 1 in the fair value hierarchy.

Non-Recurring Fair Value Measurement

The Company’s financial assets and liabilities that were accounted for at fair value on a non-recurring basis during the years ended June 30, 2024, and 2023, were fixed payment arrangements and intangible assets.

Fixed payment arrangements are recognized at their amortized cost basis using market appropriate discount rates and are accreted up to their notional face value over time. Significant assumptions used in valuing the fixed payment arrangements were discount rates from 10.0% to 15.4% and are classified as Level 3 inputs in the fair value hierarchy. In May 2022, the Company recognized a fixed payment arrangement liability of $7.6 million relating to the termination of the Tuzistra License Agreement. See Note 9 - Other Liabilities for further information on fixed payment arrangements.

Based on the Company’s impairment analyses for fiscal 2024 and 2023, the Company did not record an impairment charge on intangible assets during the year ended June 30, 2024, and recorded an impairment charge of $5.6 million on intangible assets for the year ended June 30, 2023. Valuation of intangible assets involves significant Level 3 inputs in estimating their fair values. These input assumptions included revenue growth rates, forecasted earnings before interest, taxes, depreciation, and amortization margins, and the selection of a discount rate. These assumptions may be affected by expectations about future market or economic conditions. See Note 7 - Intangible Assets and Note 2 - Summary of Significant Accounting Policies, for further discussion on the fair value measurement of intangible assets.

Summary of Level 3 Input Changes

The following table sets forth a summary of changes to those fair value measures using Level 3 inputs for the year ended June 30, 2024:

Derivative Warrant
Liabilities
(in thousands)
Balance as of June 30, 2022	$1,796
Issued	10,998
Settlements	—
Included in earnings	(6,391)
Balance as of June 30, 2023	6,403
Issued (1)	5,148
Settlements (1)	(2,810)
Included in earnings	4,004
Balance as of June 30, 2024	$12,745

(1)

Primarily relates to warrants to purchase 2,173,912 common shares issued with the Company’s June 2023 equity financing that were exercised in June 2024. The warrants were converted into 367,478 shares of common stock (“Settlements”) and 1,806,434 pre-funded warrants to purchase shares of common stock with an exercise price of $0.0001 per share (“Issued”). See Note 14 - Stockholders’ Equity and Note 16 - Warrants for further detail.

Level 3 Inputs

Significant assumptions as of June 30, 2024, used in valuing the derivative warrant liabilities, marked to market, were as follows:

	June 2023 Warrants	Warrants
	Tranche A	Other (1)
	Monte Carlo & Black-Scholes	Black-Scholes
Aytu closing stock price	$2.92	$2.92
Equivalent term (years)	3.9	2.6	-	3.2
Expected volatility	80.3%	83.2%	-	87.5%
Risk-free rate	4.4%	4.5%	-	4.6%
Dividend yield	0%		0%

(1)	Includes August 2022 Warrants, March 2022 Warrants, Avenue Capital Warrants and Tranche B Pre-Funded Warrants. See Note 16 - Warrants for definitions of these terms and further information.